SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

Greenwave is organized into three operating segments based on our differentiated products – Scrap Metal Recycling, Hauling, and Other (primarily comprised of rental income).

We have one reportable geographic segment: the United States of America as all of our scrap metal is sourced domestically.

Our Chief Operating Decision Maker (“CODM”), Danny Meeks, Chairman and CEO, evaluates performance on both an operating segment basis and a consolidated basis, primarily using revenues, gross profit, and operating cash flows. These measures are used by the CODM, management, investors, lenders, and other external users of our financial statements to assess our operating performance and to compare results to other companies in the metal recycling industry. Our CODM utilizes segment profit and loss in assessing segment performance and in allocating resources among our operations.

Operating expenses, including selling, general and administrative expenses, depreciation and amortization, and other operating costs, are managed centrally and are not allocated to individual operating segments. These expenses are not included in the information regularly provided to or reviewed by the CODM when evaluating segment performance or making resource allocation decisions. As such, consistent with the requirements of ASU 2023-07, we present operating expenses only in the “Total” column and do not disaggregate these expenses by segment.

The following tables provide our results by segment:

	Six Months Ended June 30, 2026
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$28,584,985	$3,646,077	$40,798	$32,271,860
Cost of revenues	(17,274,946)	(2,122,037)	-	(19,396,983)
Gross Profit:	$11,310,039	$1,524,040	$40,798	$12,874,877

Operating Expenses				$(16,794,651)
Other Expenses				(825,934)
Deemed Dividends				-
Net loss available to common shareholders				$(4,745,708)

	Six Months Ended June 30, 2025
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$11,507,645	$6,777,347	$45,000	$18,329,992
Cost of revenues	(9,508,357)	(3,221,807)	-	(12,730,164)
Gross Profit:	$1,999,288	$3,555,540	$45,000	$5,599,828
Operating Expenses				$(14,132,730)
Other Expenses				(1,050,436)
Deemed Dividends				(2,999,964)
Net loss available to common shareholders				$(12,583,302)

	Three Months Ended June 30, 2026
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$14,454,523	$1,519,756	$21,600	$15,995,879
Cost of revenues	(9,125,425)	(810,460)	-	(9,935,885)
Gross Profit:	$5,329,098	$709,296	$21,600	$6,059,994

Operating Expenses				$(8,906,499)
Other Expenses				(394,658)
Deemed Dividends				-
Net loss available to common shareholders				$(3,241,163)

	Three Months Ended June 30, 2025
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$7,110,100	$3,865,182	$21,000	$10,996,282
Cost of revenues	(7,381,585)	(1,501,532)	-	(8,883,117)
Gross Profit:	$(271,485)	$2,363,650	$21,000	$2,113,165
Operating Expenses				$(6,764,560)
Other Expenses				(266,204)
Deemed Dividends				-
Net loss available to common shareholders				$(4,917,599)

NOTE 20 – SEGMENT REPORTING

Greenwave is organized into three operating segments based on our differentiated products – Scrap Metal Recycling, Hauling, and Other (primarily comprised of rental income).

We have one reportable geographic segment: the United States of America as all of our scrap metal is sourced domestically.

Our CODM, Danny Meeks, Chairman and CEO, evaluates performance on an operating segment basis, as well as a consolidated basis, based on revenues and operating cashflows. This measure is used by our CODM, management, investors, lenders and other external users of our financial statements to assess our operating performance and to compare operating performance to other companies in the metal recycling industry. Our CODM utilizes segment profit and loss in assessing segment performance and allocating resources.

Operating expenses, including selling, general and administrative expenses, depreciation and amortization, and other operating costs, are managed centrally and are not allocated to individual operating segments. These expenses are not included in the information regularly provided to or reviewed by the CODM when evaluating segment performance or making resource allocation decisions. As such, consistent with the requirements of ASU 2023-07, we present operating expenses only in the “Total” column and do not disaggregate these expenses by segment.

The following tables provide our results by segment:

	Year Ended December 31, 2025
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$32,888,499	$13,695,565	$76,256	$46,660,320
Cost of revenues	(27,473,253)	(7,313,642)	-	(34,786,895)
Gross Profit:	$5,415,246	$6,381,923	$76,256	$11,873,425

Operating Expenses				$(31,694,143)
Other Expenses				(1,775,910)
Deemed Dividends				$(2,999,964)
Net loss available to common shareholders				$(24,596,592)

	Year Ended December 31, 2024
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$23,296,239	$9,881,820	$137,800	$33,315,859
Cost of revenues	(14,508,923)	(5,817,458)	-	(20,326,381)
Gross Profit:	$8,787,316	$4,064,362	$137,800	$12,989,478

Operating Expenses				$(47,251,411)
Other Income				10,344,580
Deemed Dividends				(76,528,836)
Net loss available to common shareholders				$(100,446,189)